Goodwill And Other Intangibles - Accumulated Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Accumulated impairment losses	$ 3,661,904	$ 3,426,209
U.S. Generic Pharmaceuticals
Goodwill [Line Items]
Accumulated impairment losses	2,342,549	2,342,549
U.S. Branded Pharmaceuticals
Goodwill [Line Items]
Accumulated impairment losses	855,810	675,380
International Pharmaceuticals
Goodwill [Line Items]
Accumulated impairment losses	463,545	$ 408,280
Lithia and Somar | Disposal Group, Held-for-sale, Not Discontinued Operations | International Pharmaceuticals
Goodwill [Line Items]
Accumulated impairment losses	$ 84,100